SUBSEQUENT EVENT (Details) (Subsequent Event [Member], Forgame Holdings Limited [Member]) Share data in Millions, unless otherwise specified	Jan. 31, 2015 USD ($)	Jan. 31, 2015 HKD
Subsequent Event [Line Items]
Cost of investment	$ 16,400,000	124,506,200
Ownership interest	7.00%	7.00%
Number of shares owned	8.89	8.89